S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jun. 15, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date hereof, other than Mr. Liu and Mr. Li, no other person has a direct or indirect material interest in our sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Liu and Mr. Li